NET INCOME PER SHARE - Anti-dilutive Securities Excluded from Calculation of Diluted Net (Loss)/Income Per Ordinary Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Issuable Upon Exercise of Share Options, Restricted Stocks and RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares	89,165	294,352	705,407
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net (loss)/income per ordinary shares		1,042,234	11,657,620